UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-07326

                          Gabelli Investor Funds, Inc.
               (Exact name of registrant as specified in charter)

                              One Corporate Center
                            Rye, New York 10580-1422
               (Address of principal executive offices) (Zip code)

                                 Bruce N. Alpert
                               Gabelli Funds, LLC
                              One Corporate Center
                            Rye, New York 10580-1422
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: 1-800-422-3554

                      Date of fiscal year end: December 31

                  Date of reporting period: September 30, 2008

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule(s) of Investments is attached herewith.


                              THE GABELLI ABC FUND
                              THIRD QUARTER REPORT
                               SEPTEMBER 30, 2008

TO OUR SHAREHOLDERS,

     During the third quarter of 2008, The Gabelli ABC Fund's (the "Fund") net asset value ("NAV") per share slipped 1.02%, while the Standard & Poor's ("S&P") 500 Index declined by 8.36% and the Lipper U.S. Treasury Money Market Average was virtually flat up 0.27%.

     Enclosed is the portfolio of investments as of September 30, 2008.

COMPARATIVE RESULTS

                   AVERAGE ANNUAL RETURNS THROUGH SEPTEMBER 30, 2008 (a)

                                                                                                    Since
                                       Year to                                                    Inception
                             Quarter     Date     1 Year    3 Year   5 Year   10 Year   15 Year   (5/14/93)
                             -------   -------   --------   ------   ------   -------   -------   ---------
GABELLI ABC FUND
   AAA SHARES ............   (1.02)%    (1.43)%   (0.59)%    6.22%    5.22%    6.59%     6.91%      7.16%
   ADVISOR SHARES ........   (1.13)     (1.63)    (0.91)     6.07     5.13     6.54      6.88       7.13
S&P 500 Index ............   (8.36)    (19.27)   (21.96)     0.22     5.17     3.06      8.39       8.56
Lipper U.S. Treasury Money
   Market Average ........    0.27       1.06      1.92      3.34     2.44     2.80      3.44       3.41(b)

IN THE CURRENT PROSPECTUS, THE FUND'S EXPENSE RATIOS ARE 0.65% FOR THE CLASS AAA SHARES AND 0.92% FOR THE ADVISOR CLASS SHARES. THE FUND DOES NOT HAVE A SALES CHARGE.

(a) RETURNS REPRESENT PAST PERFORMANCE AND DO NOT GUARANTEE FUTURE RESULTS. TOTAL RETURNS AND AVERAGE ANNUAL RETURNS REFLECT CHANGES IN SHARE PRICE AND REINVESTMENT OF DISTRIBUTIONS AND ARE NET OF EXPENSES. INVESTMENT RETURNS AND THE PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE. WHEN SHARES ARE REDEEMED, THEY MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA PRESENTED. RETURNS WOULD HAVE BEEN LOWER IF CERTAIN EXPENSES OF THE FUND HAD NOT BEEN WAIVED OR REIMBURSED FROM APRIL 1, 2002 THROUGH APRIL 30, 2007. VISIT WWW.GABELLI.COM FOR PERFORMANCE INFORMATION AS OF THE MOST RECENT MONTH END. INVESTORS SHOULD CAREFULLY CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES OF THE FUND BEFORE INVESTING. THE PROSPECTUS CONTAINS MORE INFORMATION ABOUT THIS AND OTHER MATTERS AND SHOULD BE READ CAREFULLY BEFORE INVESTING. THE S&P 500 INDEX IS AN UNMANAGED INDICATOR OF STOCK MARKET PERFORMANCE, WHILE THE LIPPER U.S. TREASURY MONEY MARKET FUND AVERAGE REFLECTS THE AVERAGE PERFORMANCE OF MUTUAL FUNDS CLASSIFIED IN THIS PARTICULAR CATEGORY. DIVIDENDS ARE CONSIDERED REINVESTED. YOU CANNOT INVEST DIRECTLY IN AN INDEX. THE CLASS AAA SHARE NAVS PER SHARE ARE USED TO CALCULATE PERFORMANCE FOR THE PERIODS PRIOR TO THE ISSUANCE OF THE ADVISOR CLASS SHARES ON MAY 1, 2007. THE ACTUAL PERFORMANCE OF THE ADVISOR CLASS SHARES WOULD HAVE BEEN LOWER DUE TO THE ADDITIONAL EXPENSES ASSOCIATED WITH THIS CLASS OF SHARES.

(b) FROM APRIL 30, 1993, THE DATE CLOSEST TO THE FUND'S INCEPTION FOR WHICH DATA IS AVAILABLE.

We have separated the portfolio manager's commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio manager's commentary is unrestricted. The financial statements and investment portfolio are mailed separately from the commentary. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com/funds.

THE GABELLI ABC FUND

SCHEDULE OF INVESTMENTS -- SEPTEMBER 30, 2008 (UNAUDITED)

                                                                                  MARKET
SHARES                                                                             VALUE
------                                                                         ------------
              COMMON STOCKS -- 74.2%
              AEROSPACE -- 1.4%
     45,000   DRS Technologies Inc. ........................................   $  3,453,750
                                                                               ------------
              AGRICULTURE -- 0.0%
        300   Provimi SA ...................................................          6,065
                                                                               ------------
              AUTOMOTIVE: PARTS AND ACCESSORIES -- 1.1%
     16,500   BERU AG ......................................................      1,742,148
      8,000   Lear Corp.+ ..................................................         84,000
     40,000   O 'Reilly Automotive Inc.+ ...................................      1,070,800
                                                                               ------------
                                                                                  2,896,948
                                                                               ------------
              AVIATION: PARTS AND SERVICES -- 0.1%
    124,500   The Fairchild Corp., Cl. A+ ..................................        323,700
                                                                               ------------
              BROADCASTING -- 0.2%
      9,000   Cogeco Inc. ..................................................        263,848
     12,000   Emmis Communications Corp., Cl. A+ ...........................         11,640
        787   Granite Broadcasting Corp.+ ..................................          5,509
        500   Liberty Media Corp. - Capital, Cl. A+ ........................          6,690
     37,000   LIN TV Corp., Cl. A+ .........................................        190,920
      1,500   Salem Communications Corp., Cl. A+ ...........................          1,875
                                                                               ------------
                                                                                    480,482
                                                                               ------------
              BUSINESS SERVICES -- 3.6%
        400   Alliance Data Systems Corp.+ .................................         25,352
     10,000   AMICAS Inc.+ .................................................         24,000
      7,250   Ascent Media Corp., Cl. A+ ...................................        176,972
     53,000   Diebold Inc. .................................................      1,754,830
    400,000   Greenfield Online Inc.+ ......................................      6,960,000
     10,000   IKON Office Solutions Inc. ...................................        170,100
      4,000   PHH Corp.+ ...................................................         53,160
                                                                               ------------
                                                                                  9,164,414
                                                                               ------------
              CABLE AND SATELLITE -- 0.5%
     43,000   Cablevision Systems Corp., Cl. A .............................      1,081,880
     33,100   Zon Multimedia Servicos de
                 Telecomunicacoes e Multimedia SGPS SA .....................        241,844
        845   Zon Multimedia Servicos de
                 Telecomunicacoes e Multimedia SGPS SA, ADR ................          6,160
                                                                               ------------
                                                                                  1,329,884
                                                                               ------------
              COMMUNICATIONS EQUIPMENT -- 0.3%
     35,000   Foundry Networks Inc.+ .......................................        637,350
                                                                               ------------
              COMPUTER SOFTWARE AND SERVICES -- 2.8%
      1,500   Affiliated Computer Services Inc., Cl. A+ ....................         75,945
        300   Captaris Inc.+ ...............................................          1,383
      1,000   i2 Technologies Inc.+ ........................................         13,490
     15,000   Mentor Graphics Corp.+ .......................................        170,250
     60,000   Metavante Technologies Inc.+ .................................      1,155,600
     71,900   NDS Group plc, ADR+ ..........................................      4,018,491
     30,000   SanDisk Corp.+ ...............................................        586,500

                                                                                  MARKET
SHARES                                                                             VALUE
------                                                                         ------------
      1,000   Secure Computing Corp.+ ......................................   $      5,480
  1,215,000   StorageNetworks Inc., Escrow+ (a) ............................         36,450
     60,000   Yahoo! Inc.+ .................................................      1,038,000
                                                                               ------------
                                                                                  7,101,589
                                                                               ------------
              CONSUMER PRODUCTS -- 1.7%
     10,000   Ducati Motor Holding SpA+ ....................................         23,102
     22,000   Harman International Industries Inc. .........................        749,540
     15,000   Heelys Inc.+ .................................................         67,200
      3,000   Revlon Inc., Cl. A+ ..........................................         44,550
     50,000   UST Inc. .....................................................      3,327,000
                                                                               ------------
                                                                                  4,211,392
                                                                               ------------
              DIVERSIFIED INDUSTRIAL -- 0.8%
      1,000   Ampco-Pittsburgh Corp. .......................................         25,900
      5,500   Katy Industries Inc.+ ........................................          7,975
     20,000   Myers Industries Inc. ........................................        252,200
    284,777   National Patent Development Corp.+ ...........................        612,271
    829,680   WHX Corp.+ ...................................................      1,161,552
                                                                               ------------
                                                                                  2,059,898
                                                                               ------------
              ELECTRONICS -- 0.2%
     70,000   Alliance Semiconductor Corp. .................................         52,500
      1,000   Epcos AG .....................................................         25,115
     15,000   International Rectifier Corp.+ ...............................        285,300
     24,000   MoSys Inc.+ ..................................................        101,760
      1,000   Xantrex Technology Inc.+ .....................................         14,076
                                                                               ------------
                                                                                    478,751
                                                                               ------------
              ENERGY AND UTILITIES -- 3.6%
      3,000   Anadarko Petroleum Corp. .....................................        145,530
      3,000   Awilco Offshore ASA+ .........................................         43,149
     50,000   EnergySouth Inc. .............................................      3,071,500
     10,000   First Calgary Petroleums Ltd.+ ...............................         31,759
          1   Forest Oil Corp.+ ............................................             50
     47,936   Great Plains Energy Inc. .....................................      1,065,138
     10,263   Mirant Corp.+ ................................................        187,710
    250,000   Mirant Corp., Escrow+ (a) ....................................              0
      5,000   Northeast Utilities ..........................................        128,250
     62,000   NorthWestern Corp. ...........................................      1,558,060
      2,200   Oesterreichische Elektrizitaetswirtschafts AG, Cl. A .........        133,642
      1,000   Origin Energy Ltd. ...........................................         12,731
     25,000   Progress Energy Inc., CVO+ (a) ...............................          8,250
    100,000   Puget Energy Inc. ............................................      2,670,000
      3,000   Queensland Gas Co. Ltd.+ .....................................          9,602
        400   REpower Systems AG+ ..........................................        116,233
     44,000   Suez SA, Strips+ .............................................            619
    100,000   WesternZagros Resources Ltd.+ ................................        115,574
                                                                               ------------
                                                                                  9,297,797
                                                                               ------------

               See accompanying notes to schedule of investments.

THE GABELLI ABC FUND

SCHEDULE OF INVESTMENTS (CONTINUED) -- SEPTEMBER 30, 2008 (UNAUDITED)

                                                                                  MARKET
SHARES                                                                             VALUE
------                                                                         ------------
              COMMON STOCKS (CONTINUED)
              ENTERTAINMENT -- 0.9%
      1,001   Chestnut Hill Ventures+ (a) ..................................   $     28,178
      2,500   Discovery Communications Inc., Cl. A+ ........................         35,625
      2,500   Discovery Communications Inc., Cl. C+ ........................         35,400
      2,000   Liberty Media Corp. - Entertainment, Cl. A+ ..................         49,940
    128,800   Take-Two Interactive Software Inc. ...........................      2,112,320
                                                                               ------------
                                                                                  2,261,463
                                                                               ------------
              EQUIPMENT AND SUPPLIES -- 0.0%
     25,000   Baldwin Technology Co. Inc., Cl. A+ ..........................         64,000
         60   Hexpol AB+ ...................................................            416
                                                                               ------------
                                                                                     64,416
                                                                               ------------
              FINANCIAL SERVICES -- 10.4%
      2,000   Argo Group International Holdings Ltd.+ ......................         73,700
      8,000   Fifth Third Bancorp ..........................................         95,200
      4,000   H&R Block Inc. ...............................................         91,000
     22,000   Hilb Rogal & Hobbs Co. .......................................      1,028,280
      2,200   Leucadia National Corp. ......................................         99,968
    150,000   Nationwide Financial Services Inc., Cl. A ....................      7,399,500
      5,018   NewAlliance Bancshares Inc. ..................................         75,421
    110,000   Philadelphia Consolidated Holding Co.+ .......................      6,442,700
        818   PNC Financial Services Group Inc. ............................         61,105
      2,000   Provident New York Bancorp ...................................         26,440
     60,000   SLM Corp.+ ...................................................        740,400
    140,000   UnionBanCal Corp. ............................................     10,260,600
     15,000   Wachovia Corp. ...............................................         52,500
      5,000   Wells Fargo & Co. ............................................        187,650
                                                                               ------------
                                                                                 26,634,464
                                                                               ------------
              FOOD AND BEVERAGE -- 24.3%
    180,000   Anheuser-Busch Companies Inc. ................................     11,678,400
      5,000   Corn Products International Inc. .............................        161,400
        500   Genesee Corp., Cl. A+ (a) ....................................              0
     12,200   Genesee Corp., Cl. B+ (a) ....................................              0
     40,000   Grupo Continental SAB de CV ..................................         85,658
     36,000   Nissin Food Products Co. Ltd. ................................      1,272,719
      8,500   Pernod-Ricard SA .............................................        739,276
     10,500   Remy Cointreau SA ............................................        490,462
      1,000   Sara Lee Corp. ...............................................         12,630
    600,000   Wm. Wrigley Jr. Co. ..........................................     47,640,000
                                                                               ------------
                                                                                 62,080,545
                                                                               ------------
              HEALTH CARE -- 12.2%
     20,000   Advanced Medical Optics Inc.+ ................................        355,600
        468   Allergan Inc. ................................................         24,102
    120,000   Alpharma Inc., Cl. A+ ........................................      4,426,800
     15,000   Apria Healthcare Group Inc.+ .................................        273,600
      4,000   ArthroCare Corp.+ ............................................        110,880
      3,000   Biogen Idec Inc.+ ............................................        150,870
      1,000   CryoCath Technologies Inc.+ ..................................          7,733
      2,000   Datascope Corp. ..............................................        103,260

                                                                                  MARKET
SHARES                                                                             VALUE
------                                                                         ------------
      6,000   Fresenius Kabi Pharmaceuticals Holding Inc.,
                 CVR+ ......................................................   $      3,900
    110,000   Genentech Inc.+ ..............................................      9,754,800
     20,500   I-Flow Corp.+ ................................................        190,855
      3,000   ImClone Systems Inc.+ ........................................        187,320
     11,000   IMS Health Inc. ..............................................        208,010
    400,000   Sciele Pharma Inc.+ ..........................................     12,316,000
      1,000   Tercica Inc.+ ................................................          8,940
      1,400   UCB SA .......................................................         49,194
     40,000   Vital Signs Inc. .............................................      2,956,000
                                                                               ------------
                                                                                 31,127,864
                                                                               ------------
              HOTELS AND GAMING -- 0.4%
        600   Las Vegas Sands Corp.+ .......................................         21,666
     37,000   MGM Mirage+ ..................................................      1,054,500
                                                                               ------------
                                                                                  1,076,166
                                                                               ------------
              MACHINERY -- 2.5%
    220,000   Gehl Co.+ ....................................................      6,474,600
                                                                               ------------
              METALS AND MINING -- 0.3%
      4,000   Alpha Natural Resources Inc.+ ................................        205,720
      7,000   Barrick Gold Corp. ...........................................        257,180
     10,000   Gold Fields Ltd., ADR ........................................         95,900
      1,000   Lonmin plc ...................................................         40,428
      5,000   NovaGold Resources Inc.+ .....................................         32,550
     10,000   Royal Oak Mines Inc.+ (a) ....................................              0
      7,000   Uranium One Inc.+ ............................................         15,128
                                                                               ------------
                                                                                    646,906
                                                                               ------------
              PUBLISHING -- 0.0%
      5,000   PagesJaunes Groupe SA ........................................         68,560
                                                                               ------------
              RETAIL -- 1.2%
     50,000   Denny's Corp.+ ...............................................        129,000
      1,000   Genesco Inc.+ ................................................         33,480
     30,000   Longs Drug Stores Corp. ......................................      2,269,200
     30,000   Pier 1 Imports Inc.+ .........................................        123,900
      2,000   Saks Inc.+ ...................................................         18,500
     10,000   SUPERVALU Inc. ...............................................        217,000
     12,000   The Great Atlantic & Pacific Tea Co. Inc.+ ...................        129,840
        500   Zones Inc.+ ..................................................          4,125
                                                                               ------------
                                                                                  2,925,045
                                                                               ------------
              SPECIALTY CHEMICALS -- 4.9%
     50,000   Ciba Holding AG ..............................................      2,112,613
        500   Nevada Chemicals Inc. ........................................          6,590
    150,000   Rohm & Haas Co. ..............................................     10,500,000
                                                                               ------------
                                                                                 12,619,203
                                                                               ------------
              TELECOMMUNICATIONS -- 0.7%
    330,000   Asia Satellite Telecommunications
                 Holdings Ltd. .............................................        458,991
     14,000   Corning Inc. .................................................        218,960

               See accompanying notes to schedule of investments.

THE GABELLI ABC FUND

SCHEDULE OF INVESTMENTS (CONTINUED) -- SEPTEMBER 30, 2008 (UNAUDITED)

                                                                                  MARKET
SHARES                                                                             VALUE
------                                                                         ------------
              COMMON STOCKS (CONTINUED)
              TELECOMMUNICATIONS (CONTINUED)
         94   FairPoint Communications Inc. ................................   $        815
    100,000   Portugal Telecom SGPS SA .....................................      1,000,239
      3,000   Telegroup Inc.+ ..............................................              2
      5,000   Verizon Communications Inc. ..................................        160,450
                                                                               ------------
                                                                                  1,839,457
                                                                               ------------
              WIRELESS COMMUNICATIONS -- 0.1%
        500   American Tower Corp., Cl. A+ .................................         17,985
     14,000   Metricom Inc.+ ...............................................             25
      6,000   United States Cellular Corp.+ ................................        281,520
     50,000   Winstar Communications Inc.+ (a) .............................             50
                                                                               ------------
                                                                                    299,580
                                                                               ------------
              TOTAL COMMON STOCKS ..........................................    189,560,289
                                                                               ------------
              PREFERRED STOCKS -- 0.0%
              COMMUNICATIONS EQUIPMENT -- 0.0%
              RSL Communications Ltd.
      1,000      7.500%, Cv. Pfd.+ (a)(b) ..................................              0
      2,000      7.500%, Cv. Pfd., Ser. A+ (a) .............................              0
                                                                               ------------
                                                                                          0
                                                                               ------------
              HOME FURNISHINGS -- 0.0%
      8,000   O'Sullivan Industries Holdings Inc.,
                 12.000% Pfd.+ (a) .........................................              0
                                                                               ------------
              TOTAL PREFERRED STOCKS .......................................              0
                                                                               ------------

PRINCIPAL
AMOUNT
---------
              CORPORATE BONDS -- 0.0%
              COMPUTER SOFTWARE AND SERVICES -- 0.0%
$   100,000   Exodus Communications Inc., Sub. Deb.,
                 5.250%, 02/15/09+ (a) .....................................              0
                                                                               ------------
              CONSUMER PRODUCTS -- 0.0%
   3,600,00   Pillowtex Corp., Sub. Deb.,
                 6.000%, 12/15/17+ (a) .....................................              0
                                                                               ------------
              RETAIL -- 0.0%
    200,000   RDM Sports Group Inc., Sub. Deb.,
                 8.000%, 08/15/15+ (a) .....................................              0
                                                                               ------------
              TRANSPORTATION -- 0.0%
    850,000   Builders Transport Inc., Sub. Deb. Cv.,
                 6.500%, 05/01/11+ (a) .....................................              0
                                                                               ------------
              TOTAL CORPORATE BONDS ........................................              0
                                                                               ------------

                                                                                  MARKET
SHARES                                                                             VALUE
------                                                                         ------------
              WARRANTS -- 0.0%
              AUTOMOTIVE: PARTS AND ACCESSORIES -- 0.0%
        377   Federal-Mogul Corp., expire  12/27/14+ .......................   $        189
                                                                               ------------
              BROADCASTING -- 0.0%
      1,969   Granite Broadcasting Corp., Ser. A, expire 06/04/12+ .........            217
      1,969   Granite Broadcasting Corp., Ser. B, expire 06/04/12+ .........            492
                                                                               ------------
                                                                                        709
                                                                               ------------
              CONSUMER PRODUCTS -- 0.0%
     10,396   Pillowtex Corp., expire 11/24/09+ (a) ........................              1
                                                                               ------------
              TOTAL WARRANTS ...............................................            899
                                                                               ------------

PRINCIPAL
AMOUNT
---------
              U.S. GOVERNMENT OBLIGATIONS -- 25.8%
              U.S. TREASURY BILLS -- 23.6%
$60,387,000   U.S. Treasury Bills, 0.761% to 1.800%++,
                 10/09/08 to 01/29/09 ......................................     60,341,232
                                                                               ------------
              U.S. TREASURY NOTES -- 2.2%
  4,260,000   4.500%, 04/30/09 .............................................      4,330,226
  1,300,000   4.750%, 12/31/08 .............................................      1,312,493
                                                                               ------------
                                                                                  5,642,719
                                                                               ------------
              TOTAL U.S. GOVERNMENT OBLIGATIONS ............................     65,983,951
                                                                               ------------
              TOTAL INVESTMENTS -- 100.0%
                 (Cost $265,015,920) .......................................   $255,545,139
                                                                               ============
              Aggregate book cost ..........................................   $265,015,920
                                                                               ============
              Gross unrealized appreciation ................................   $  2,102,792
              Gross unrealized depreciation ................................    (11,573,573)
                                                                               ------------
              Net unrealized appreciation/(depreciation)....................   $ (9,470,781)
                                                                               ============

----------
(a) Security fair valued under procedures established by the Board of Directors. The procedures may include reviewing available financial information about the company and reviewing the valuation of comparable securities and other factors on a regular basis. At September 30, 2008, the market value of fair valued securities amounted to $72,929 or 0.03% of total investments.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2008, the market value of the Rule 144A security amounted to $0 or 0.00% of total investments.

+    Non-income producing security.

++   Represents annualized yield at date of purchase.

ADR  American Depositary Receipt

CVO  Contingent Value Obligation

CVR  Contingent Value Rights

               See accompanying notes to schedule of investments.

THE GABELLI ABC FUND

NOTES TO SCHEDULE OF INVESTMENTS (UNAUDITED)

1. SECURITY VALUATION. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market's official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC, the Adviser.

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of 60 days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities' fair value, in which case these securities will be fair valued as determined by the Board. Debt instruments having a maturity greater than 60 days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons to the valuation and changes in valuation of similar securities, including a comparison of foreign securities to the equivalent U.S. dollar value ADR securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

On January 1, 2008, the Fund adopted Statement of Financial Accounting Standard No. 157, "Fair Value Measurements" ("SFAS 157") that clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value, and requires additional disclosures about the use of fair value measurements. The three levels of the fair value hierarchy under SFAS 157 are described below:

     -    Level 1 - quoted prices in active markets for identical securities;

     - Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

     - Level 3 - significant unobservable inputs (including the Fund's determinations as to the fair value of investments).

THE GABELLI ABC FUND

NOTES TO SCHEDULE OF INVESTMENTS (CONTINUED) (UNAUDITED)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.The summary of inputs used to value the Fund's net assets as of September 30, 2008 is as follows:

                                                INVESTMENTS IN       OTHER FINANCIAL
                                                  SECURITIES     INSTRUMENTS (UNREALIZED
VALUATION INPUTS                                (MARKET VALUE)        DEPRECIATION)*
----------------                                --------------   -----------------------
Level 1 - Quoted Prices                          $189,488,257                 --
Level 2 - Other Significant Observable Inputs      65,983,951           $(23,697)
Level 3 - Significant Unobservable Inputs              72,931                 --
                                                 ------------           --------
TOTAL                                            $255,545,139           $(23,697)
                                                 ============           ========

----------
* Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards, and swaps, which are valued at the unrealized appreciation/depreciation on the investment.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

                                                   INVESTMENTS IN
                                                     SECURITIES
                                                    (MARKET VALUE)
                                                   ---------------
BALANCE AS OF 12/31/07                               $ 517,019
Accrued discounts/(premiums)                            60,029
Realized gain/(loss)                                        --
Change in unrealized appreciation/(depreciation)        (5,491)
Net purchases/(sales)                                 (498,626)
Transfers in and/or out of Level 3                          --
                                                     ---------
BALANCE AS OF 09/30/08                               $  72,931
                                                     =========

In March 2008, the Financial Accounting Standards Board (the "FASB") issued Statement of Financial Accounting Standard No. 161, "Disclosures about Derivative Instruments and Hedging Activities" ("SFAS 161") that is effective for fiscal years beginning after November 15, 2008. SFAS 161 is intended to improve financial reporting for derivative instruments by requiring enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity's results of operations and financial position. Management is currently evaluating the implications of SFAS 161 on the Fund's financial statement disclosures.

2. SWAP AGREEMENTS. The Fund may enter into equity and contract for difference swap transactions. The use of swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio security transactions. In a swap, a set of future cash flows are exchanged between two counterparties. One of these cash flow streams will typically be based on a reference interest rate combined with the performance of a notional value of shares of a stock. The other will be based on the performance of the shares of a stock. There is no assurance that the swap contract counterparties will be able to meet their obligations pursuant to the swap contracts, or that, in the event of default, the Fund will succeed in pursuing contractual remedies. The Fund thus assumes the risk that it may be delayed in or prevented from obtaining payments owed to it pursuant to the swap contracts. The creditworthiness of the swap contract counterparties is closely monitored in order to minimize the risk. Depending on the general state of short-term

THE GABELLI ABC FUND

NOTES TO SCHEDULE OF INVESTMENTS (CONTINUED) (UNAUDITED)

interest rates and the returns of the Fund's portfolio securities at that point in time, such a default could negatively affect the Fund's ability to make dividend payments. In addition, at the time a swap transaction reaches its scheduled termination date, there is a risk that the Fund will not be able to obtain a replacement transaction or that the terms of the replacement will not be as favorable as on the expiring transaction. If this occurs, it could have a negative impact on the Fund's ability to make dividend payments.

The use of derivative instruments involves, to varying degrees, elements of market and counterparty risk in excess of the amount recognized below. The change in value of swaps, including the accrual of periodic amounts of interest to be paid or received on swaps, is reported as unrealized appreciation or depreciation.

The Fund has entered into a contract for difference swap with Bear, Stearns International Limited. Details of the swap at September 30, 2008 are as follows:

       NOTIONAL            EQUITY SECURITY        INTEREST RATE/        TERMINATION   NET UNREALIZED
        AMOUNT                RECEIVED         EQUITY SECURITY PAID        DATE        DEPRECIATION
       --------           ----------------   ------------------------   -----------   --------------
                                               Overnight LIBOR plus
                            Market Value     40 bps plus Market Value
                          Appreciation on:       Depreciation on:
$115,057 (3,000 Shares)     Xstrata plc             Xstrata plc           02/17/09       $(23,697)

                                   (GRAPHIC)

THE GABELLI ABC FUND

THIRD QUARTER REPORT SEPTEMBER 30, 2008

                              THE GABELLI ABC FUND
                              One Corporate Center
                            Rye, New York 10580-1422
                                   800-GABELLI
                                  800-422-3554
                                FAX: 914-921-5118
                            WEBSITE: www.gabelli.com
                            E-MAIL: info@gabelli.com
              Net Asset Value per share available daily by calling
                           800-GABELLI after 6:00 P.M.

                               BOARD OF DIRECTORS

Mario J. Gabelli, CFA
CHAIRMAN AND CHIEF EXECUTIVE OFFICER
GAMCO INVESTORS, INC.

Anthony J. Colavita
ATTORNEY-AT-LAW
ANTHONY J. COLAVITA, P.C.

Vincent D. Enright
FORMER SENIOR VICE PRESIDENT AND CHIEF FINANCIAL OFFICER
KEYSPAN CORP.

Mary E. Hauck
FORMER SENIOR PORTFOLIO MANAGER
GABELLI-O'CONNOR FIXED INCOME
MUTUAL FUND MANAGEMENT CO.

Werner J. Roeder, MD
MEDICAL DIRECTOR
LAWRENCE HOSPITAL

                                    OFFICERS

Bruce N. Alpert
PRESIDENT AND SECRETARY

Agnes Mullady
TREASURER

Peter D. Goldstein
CHIEF COMPLIANCE OFFICER

                                   DISTRIBUTOR
                             Gabelli & Company, Inc.

                  CUSTODIAN, TRANSFER AGENT, AND DIVIDEND AGENT
                       State Street Bank and Trust Company

                                  LEGAL COUNSEL
                    Skadden, Arps, Slate, Meagher & Flom LLP

--------------------------------------------------------------------------------
This report is submitted for the general information of the shareholders of The Gabelli ABC Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.
--------------------------------------------------------------------------------

GAB408Q308SR

ITEM 2. CONTROLS AND PROCEDURES.

         (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

         (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Gabelli Investor Funds, Inc.
            --------------------------------------------------------------------

By (Signature and Title)*  /s/ Bruce N. Alpert
                         -------------------------------------------------------
                           Bruce N. Alpert, Principal Executive Officer


Date                                November 24, 2008
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Bruce N. Alpert
                         -------------------------------------------------------
                           Bruce N. Alpert, Principal Executive Officer


Date                                November 24, 2008
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ Agnes Mullady
                         -------------------------------------------------------
                           Agnes Mullady,
                           Principal Financial Officer and Treasurer


Date                                November 24, 2008
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.